Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Z Squared Inc.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 South Andrews Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(954)
Local Phone Number	400-9994
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false